Right of use assets (Tables)	12 Months Ended
Dec. 31, 2024
Right of use assets
Right of use assets

	December 31, 2024
	Cost	Accumulated	Right of
	Base	Amortization	Use
Aircraft	$3,468,239	$1,939,006	$1,529,233
Office Building	2,324,694	1,352,941	971,753
Printer	9,716	4,196	5,520
	5,802,649	3,296,143	2,506,506
	December 31, 2023
	Cost	Accumulated	Right of
	Base	Amortization	Use
Aircraft	$1,847,617	$1,728,958	$118,659
Office Building	1,725,414	1,186,673	538,741
Printer	9,716	1,986	7,730
	3,582,747	2,917,617	665,130

Right of Use Assets	CDN$1,620,622
Lease obligations	US$1,182,393
Right of Use Assets	$599,281
Lease obligations	$600,495